Fair Value Measurements (Details) (USD $) In Millions	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Fair Value Disclosures [Abstract]
Debt Instrument, Fair Value	$ 8,524	$ 10,047
Debt Instrument, Carrying Amount	8,096	9,711
Restructuring Asset Impairment Charges	13	8	7
Fair Value Equity Other Investments	656	542
Cost-method Investments, Other than Temporary Impairment	24	40	4
Other intangible assets, net	2,777	2,559
Impairment of Intangible Assets (Excluding Goodwill)	28
Impairment of Intangible Assets (Excluding Goodwill), Included in Other Expenses	9
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	213	205
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(6)	(9)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income	27	58
Net purchases, issuances and settlements	(43)	(41)
Ending Balance	191	213	205
Estimate of Fair Value [Member]
Assets:
Corporate debt securities	1,961	2,134
Auction rate securities	133	142
Mortgage backed securities	785	717
US Government and agency securities	2,756	2,753
Foreign Government and agency securities	131	119
Certificates of deposit	119	256
Other asset backed securities	349	313
Marketable equity securities	237	1
Derivative assets	130	296
Exchange-traded funds	39	30
Total assets	6,640	6,761
Liabilities:
Derivative liabilities	303	47
Total liabilities	303	47
Level 1 [Member]
Assets:
Corporate debt securities
Auction rate securities
Mortgage backed securities
US Government and agency securities	1,453	782
Foreign Government and agency securities
Certificates of deposit
Other asset backed securities
Marketable equity securities	237	1
Derivative assets	21	265
Exchange-traded funds	39	30
Total assets	1,750	1,078
Liabilities:
Derivative liabilities	303	47
Total liabilities	303	47
Level 2 [Member]
Assets:
Corporate debt securities	1,944	2,118
Auction rate securities
Mortgage backed securities	750	678
US Government and agency securities	1,303	1,971
Foreign Government and agency securities	131	119
Certificates of deposit	119	256
Other asset backed securities	343	297
Marketable equity securities
Derivative assets	109	31
Exchange-traded funds
Total assets	4,699	5,470
Liabilities:
Derivative liabilities
Total liabilities
Level 3 [Member]
Assets:
Corporate debt securities	17	16
Auction rate securities	133	142
Mortgage backed securities	35	39
US Government and agency securities
Foreign Government and agency securities
Certificates of deposit
Other asset backed securities	6	16
Marketable equity securities
Derivative assets
Exchange-traded funds
Total assets	191	213
Liabilities:
Derivative liabilities
Total liabilities